Income Taxes - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses/credit expire date	2024 and 2042
Unused federal tax credits available to reduce future income tax	$ 9,826	$ 8,980
Unused Non-capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	543,495	439,706
Available to reduce future taxable income for which the benefits have not been recognized	426,005	$ 371,146
Unused Non-capital Losses | Canada Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to reduce future taxable income for which the benefits have not been recognized	$ 196,533
Unused Research and Development Expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses/credit expire date	2023 to 2041
Total amount available of unused R&D expenses	$ 33,925
Unused Research and Development Expenses | Available to Reduce Future Taxable Income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available temporary differences not recognized	33,291
Unused Research and Development Expenses | Canada Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total amount available of unused R&D expenses	$ 15,035